Other reserves (Details) - ZAR (R) R in Thousands		1 Months Ended	12 Months Ended
	May 31, 2014	Jun. 30, 2014	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reserves within equity [line items]
Balance			R 1,541,856	R 1,442,931	R 1,919,808
Foreign currency translation			115,747	(60,568)	(80,929)
– Movement for the year – Gross			114,596	(60,331)	(80,870)
– Tax effect of movement			1,151	(237)	(59)
– Transaction			12,140	9,000	2,247
Balance			1,751,677	1,541,856	1,442,931
Other reserves
Disclosure of reserves within equity [line items]
Balance			(51,614)	(4,370)	74,262
Foreign currency translation			115,744	(60,576)
– Movement for the year – Gross			114,593	(60,339)
– Tax effect of movement			1,151	(237)
Increase (Decrease) Through Share-Based Payment Transactions, Including Excess Tax Benefit, Equity			19,082	14,833
– Transaction			12,140	9,000	2,247
– Excess tax benefit			6,942	5,833
Transactions with non-controlling interest			0	(1,501)
Balance			83,212	(51,614)	R (4,370)
Reserve of foreign currency translation
Disclosure of reserves within equity [line items]
Balance			42,226
Balance			157,970	42,226
Reserve of transactions with non-controlling interests
Disclosure of reserves within equity [line items]
Balance			(138,939)
Balance			(138,939)	(138,939)
Reserve of transactions with non-controlling interests, difference between consideration and Group's share of net assets
Disclosure of reserves within equity [line items]
Balance			137,900
Balance			137,900	137,900
Reserve of transactions with non-controlling interests, transfer of historical losses
Disclosure of reserves within equity [line items]
Balance			1,500
Balance			1,500	1,500
Reserve of share-based payments
Disclosure of reserves within equity [line items]
Balance			45,099
Balance			64,181	R 45,099
MiX Brazil
Disclosure of reserves within equity [line items]
Proportion of ownership interests held by non-controlling interests	0.0025%	5.00%		5.00%
MiX Brazil | Reserve of transactions with non-controlling interests
Disclosure of reserves within equity [line items]
Balance			R 500